Marketable securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Marketable securities	R$ 2,300,655	R$ 2,449,682
Current portion	(2,274,316)	(2,434,441)
Non-current portion	26,339	15,241
FUNCINE [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	26,339	15,241
Fundo Soberano [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	1,518	2,404
FIC Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	1,609,536	1,716,706
FICCDB [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	3,583	18,897
FIC Financial Bills [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	343,824	394,343
FIC Other [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	R$ 315,855	R$ 302,091